Notes Related to the Consolidated Statements of Financial Position - Schedule of Intangible Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 1,613
Ending balance	1,634
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,613
Ending balance	1,634
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,833
Increase	2
Decrease	0
FX rate impact	0
Reclassification	28
Ending balance	1,863
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,833
Increase	2
Decrease	0
FX rate impact	0
Reclassification	28
Ending balance	1,863
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(220)
Increase	(9)
Decrease	0
FX rate impact	0
Ending balance	(229)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(220)
Increase	(9)
Decrease	0
FX rate impact	0
Ending balance	€ (229)